Inventories - Summary of Write downs reversals of Inventories (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Write-downs of inventories [abstract]
Inventory losses	$ 4,689.1	$ 533.0	$ 3,664.5